UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elliot Bossen
Title:   Managing Member
Phone:   (919) 969-9300


Signature, Place and Date of Signing:

 /s/ Elliot Bossen      Chapel Hill, North Carolina      November 15, 2010
---------------------  -----------------------------     -----------------
     [Signature]            [City, State]                       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $804,813
                                        (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13-F File Number  Name
---  ---------------------  -------------------------
1       028-12814           Investcorp Silverback Arbitrage Master Fund, Limited

                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2010

NAME OF ISSUER                TITLE OF          CUSIP     MKT VALUE   SH/PRN   SH/ PUT/  INVESTMENT     OTHR   VOTING AUTHORITY
                              CLASS             NUMBER    (x1000)     AMOUNT   PRN CALL  DISCRETION     MGRS  SOLE      SHARED  NONE
AAR CORP                      NOTE 1.750% 2/0   000361AH8  11,532   12,000,000 PRN       Shared-Defined  1    12,000,000
ACTUANT CORP                  SDCV 2.000%11/1   00508XAB0  12,993   11,000,000 PRN       Shared-Defined  1    11,000,000
ALBANY INTL CORP              FRNT 2.250% 3/1   012348AC2   7,964    8,692,000 PRN       Shared-Defined  1     8,692,000
ALERE INC                     PERP PFD CONV SE  01449J204  17,958       81,522 SH        Shared-Defined  1        81,522
ALLIANT TECHSYSTEMS INC       NOTE 2.750% 2/1   018804AH7   7,310    7,300,000 PRN       Shared-Defined  1     7,300,000
AMBASSADORS INTL INC          NOTE 3.750% 4/1   023178AA4   3,778   10,350,000 PRN       Shared-Defined  1    10,350,000
ANIXTER INTL INC              NOTE 1.000% 2/1   035290AJ4   3,828    3,663,000 PRN       Shared-Defined  1     3,663,000
ARVINMERITOR INC              FRNT 4.625% 3/0   043353AF8  14,812   14,000,000 PRN       Shared-Defined  1    14,000,000
CELL THERAPEUTICS INC         NOTE 7.500% 4/3   150934AK3     211      250,000 PRN       Shared-Defined  1       250,000
CHENIERE ENERGY INC           NOTE 2.250% 8/0   16411RAE9  23,345   55,500,000 PRN       Shared-Defined  1    55,500,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167BZ9   2,177    2,500,000 PRN       Shared-Defined  1     2,500,000
CHESAPEAKE ENERGY CORP        NOTE 2.500% 5/1   165167CA3   6,530    7,500,000 PRN       Shared-Defined  1     7,500,000
CIENA CORP                    NOTE 0.875% 6/1   171779AE1  17,225   23,474,000 PRN       Shared-Defined  1    23,474,000
CITIGROUP INC                 UNIT 99/99/9999   172967416   5,875       50,000 SH        Shared-Defined  1        50,000
CMS ENERGY CORP               NOTE 3.375% 7/1   125896AY6  39,317   21,000,000 PRN       Shared-Defined  1    21,000,000
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0   7,745    8,000,000 PRN       Shared-Defined  1     8,000,000
DRYSHIPS INC.                 NOTE 5.000%12/0   262498AB4  19,791   21,000,000 PRN       Shared-Defined  1    21,000,000
FLOTEK INDS INC DEL           NOTE 5.250% 2/1   343389AA0   4,642    7,218,000 PRN       Shared-Defined  1     7,218,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875%11/1   369300AD0  14,039   15,665,000 PRN       Shared-Defined  1    15,665,000
GLOBAL CROSSING LTD           NOTE 5.000% 5/1   37932JAA1  14,432   14,375,000 PRN       Shared-Defined  1    14,375,000
GLOBAL INDS LTD               DBCV 2.750% 8/0   379336AE0   4,970    7,000,000 PRN       Shared-Defined  1     7,000,000
GMX RES INC                   NOTE 5.000% 2/0   38011MAB4   7,280    9,000,000 PRN       Shared-Defined  1     9,000,000
GOODRICH PETE CORP            NOTE 5.000%10/0   382410AC2   7,785    8,500,000 PRN       Shared-Defined  1     8,500,000
GREENBRIER COS INC            NOTE 2.375% 5/1   393657AD3   7,434    8,369,000 PRN       Shared-Defined  1     8,369,000
HERCULES OFFSHORE INC         NOTE 3.375% 6/0   427093AD1   8,410   12,034,000 PRN       Shared-Defined  1    12,034,000
HORIZON LINES INC             NOTE 4.250% 8/1   44044KAB7   6,013    6,618,000 PRN       Shared-Defined  1     6,618,000
INTERNATIONAL COAL GRP INC N  NOTE 9.000% 8/0   45928HAD8   5,250    4,200,000 PRN       Shared-Defined  1     4,200,000
INTERNATIONAL COAL GRP INC N  NOTE 4.000% 4/0   45928HAG1   8,658    7,500,000 PRN       Shared-Defined  1     7,500,000
KULICKE & SOFFA INDS INC      NOTE 0.875% 6/0   501242AT8   7,593    8,150,000 PRN       Shared-Defined  1     8,150,000
L-3 COMMUNICATIONS CORP       DEBT 3.000% 8/0   502413AW7  17,586   17,500,000 PRN       Shared-Defined  1    17,500,000
LEVEL 3 COMMUNICATIONS INC    NOTE 3.500% 6/1   52729NBK5   4,764    5,000,000 PRN       Shared-Defined  1     5,000,000
LINCARE HLDGS INC             DBCV 2.750%11/0   532791AE0   9,600    9,000,000 PRN       Shared-Defined  1     9,000,000
MANNKIND CORP                 NOTE 3.750%12/1   56400PAA0   2,456    3,650,000 PRN       Shared-Defined  1     3,650,000
MASTEC INC                    NOTE 4.000% 6/1   576323AG4   5,519    5,500,000 PRN       Shared-Defined  1     5,500,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2  17,179   15,850,000 PRN       Shared-Defined  1    15,850,000
MICRON TECHNOLOGY INC         NOTE 1.875% 6/0   595112AH6  19,674   22,000,000 PRN       Shared-Defined  1    22,000,000
NOVAMED INC DEL               NOTE 1.000% 6/1   66986WAA6   5,621    6,250,000 PRN       Shared-Defined  1     6,250,000
ON SEMICONDUCTOR CORP         NOTE 4/1          682189AE5   8,453    8,500,000 PRN       Shared-Defined  1     8,500,000
POWERWAVE TECHNOLOGIES INC    NOTE 1.875%11/1   739363AG4  10,968    9,600,000 PRN       Shared-Defined  1     9,600,000
QWEST COMMUNICATIONS INTL IN  NOTE 3.500%11/1   749121BY4  37,718   28,800,000 PRN       Shared-Defined  1    28,800,000
REINSURANCE GROUP AMER INC    PFD TR INC EQ     759351307  19,475      308,924 SH        Shared-Defined  1       308,924
SBA COMMUNICATIONS CORP       NOTE 1.875% 5/0   78388JAN6  22,373   20,000,000 PRN       Shared-Defined  1    20,000,000
SMITHFIELD FOODS INC          NOTE 4.000% 6/3   832248AR9  14,219   13,500,000 PRN       Shared-Defined  1    13,500,000
SONIC AUTOMOTIVE INC          NOTE 5.000%10/0   83545GAQ5   9,798    9,292,000 PRN       Shared-Defined  1     9,292,000
SOTHEBYS                      NOTE 3.125% 6/1   835898AC1  18,053   14,286,000 PRN       Shared-Defined  1    14,286,000
SPDR S&P 500 ETF TR           TR UNIT           78462F103 171,412       15,019     PUT   Shared-Defined  1        15,019
SYMANTEC CORP                 NOTE 0.750% 6/1   871503AD0  21,986   21,500,000 PRN       Shared-Defined  1    21,500,000
TELEFLEX INC                  NOTE 3.875% 8/0   879369AA4   9,772    9,000,000 PRN       Shared-Defined  1     9,000,000
TYSON FOODS INC               NOTE 3.250%10/1   902494AP8  23,759   20,000,000 PRN       Shared-Defined  1    20,000,000
USEC INC                      NOTE 3.000%10/0   90333EAC2  14,164   18,017,000 PRN       Shared-Defined  1    18,017,000
VIRGIN MEDIA INC              NOTE 6.500%11/1   92769LAB7  29,535   20,000,000 PRN       Shared-Defined  1    20,000,000
WESTERN REFNG INC             NOTE 5.750% 6/1   959319AC8  11,832   14,000,000 PRN       Shared-Defined  1    14,000,000



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